NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011 AND MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SANTB-0411P

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED JANUARY 18, 2011,

AS SUPPLEMENTED MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPH-0411P

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 1, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the fund’s distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

3.	The section entitled “General Information—Net Asset Value” is hereby replaced in its entirety with the following:

The price you pay for your shares is based on a fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of a fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its designee.

In determining net asset value, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations, all as approved by the Board of Trustees. Independent pricing services typically value non-equity portfolio instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain securities, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer, or market activity provided by a fund’s investment adviser or sub-adviser. Values provided for municipal bonds and loans are intended to represent the mean between the bid and asked prices, while values provided for other debt securities are intended to represent bid prices. Equity securities generally are valued at the last reported sales price or official closing price on an exchange, if available. Foreign securities and currency held by a fund will be valued in U.S. dollars based on foreign currency exchange rate quotations supplied by an independent quotation service.

If a price cannot be obtained from a pricing service or other pre-approved source, or if Nuveen Fund Advisors deems such price to be unreliable, a portfolio instrument may be valued by a fund at its fair value as determined in good faith by the Board of Trustees or its designee. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer-specific news. For non-U.S. traded securities whose principal local markets close before the close of the NYSE, a fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. A fund may rely on an independent fair valuation service in making any such fair value determinations.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TWJ-0411P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011 AND MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRW-0411P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED OCTOBER 13, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011 AND MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the fund’s distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSL-0411P

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 1, 2011

The section entitled “Net Asset Value” is hereby replaced in its entirety with the following:

The Fund’s net asset value is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TWJSAI-0411P